Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 10 — OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities are summarized as follow:

	As of December 31,
	2024	2023
Accrued staff salaries	$1,350,655	$1,313,329
VAT and other tax payable	210,733	113,555
Accrued administrative expenses	2,195,226	1,186,379
Other payables	218,720	238,862
Total	$3,975,334	$2,852,125